UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 04/30/2026

Date of reporting period: 10/31/2025

Item 1. Reports to Stockholders.

(a)

Nuance Mid Cap Value Fund
Institutional Class | NMVLX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.94%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.95% of its average daily net assets of the Fund’s Institutional Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.93% of average daily net assets of the Fund’s Institutional Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56166Y511

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-SAR-56166Y511

Nuance Mid Cap Value Fund
Investor Class | NMAVX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.19%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20% of its average daily net assets of the Fund’s Investor Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18% of average daily net assets of the Fund’s Investor Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56166Y495

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-SAR-56166Y495

Nuance Mid Cap Value Fund
Z Class | NMVZX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to October 31, 2025. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Z Class	$41	0.78%
*	Annualized
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$418,492,427
Number of Holdings	53
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	6.1%
Clorox Co.	5.8%
California Water Service Group	5.7%
Marten Transport Ltd.	5.4%
Informatica, Inc.	4.4%
Aspen Insurance Holdings Ltd.	4.0%
Werner Enterprises, Inc.	3.8%
H2O America	3.7%
Solventum Corp.	3.6%
Beiersdorf AG	3.0%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.80% of its average daily net assets of the Fund’s Z Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.78% of average daily net assets of the Fund’s Z Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56167N712

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-SAR-56167N712

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Nuance Mid Cap Value Fund
Core Financial Statements
October 31, 2025 (Unaudited)

Nuance Mid Cap Value Fund
Schedule of Investments
October 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.6%
Consumer Discretionary - 0.4%
NIKE, Inc.	30,236	$1,952,943
Consumer Staples - 20.3%
Beiersdorf AG - ADR	584,199	12,408,387
Calavo Growers, Inc.	93,394	2,074,281
Clorox Co.	214,572	24,130,767
Henkel AG & Co. KGaA - ADR	1,368,633	25,470,260
Kenvue, Inc.	511,321	7,347,683
Kimberly-Clark Corp.	81,331	9,736,134
McCormick & Co., Inc.	31,962	2,050,682
Mission Produce, Inc.(a)	141,260	1,627,315
		84,845,509
Financials - 10.4%
Aspen Insurance Holdings Ltd.(a)	451,873	16,606,333
Everest Group Ltd.	17,035	5,357,848
FactSet Research Systems, Inc.	3,686	983,425
Globe Life, Inc.	82,467	10,845,235
Northern Trust Corp.	40,896	5,262,088
Reinsurance Group of America, Inc.	17,837	3,254,539
Travelers Companies, Inc.	4,327	1,162,319
		43,471,787
Health Care - 15.6%
Becton Dickinson & Co.	45,837	8,191,530
Henry Schein, Inc.(a)	99,936	6,315,955
Hologic, Inc.(a)	101,381	7,493,070
Qiagen NV	171,390	8,029,622
Quest Diagnostics, Inc.	17,832	3,137,540
Solventum Corp.(a)	217,922	15,045,335
Thermo Fisher Scientific, Inc.	12,108	6,869,958
Waters Corp.(a)	29,023	10,146,441
		65,229,451
Industrials - 15.9%
CNH Industrial NV	257,979	2,706,200
Graco Inc.	26,306	2,151,042
IDEX Corp.	48,399	8,298,492
Knight-Swift Transportation Holdings, Inc.	78,076	3,522,789
Lindsay Corp.	37,287	4,147,806
Marten Transport Ltd.	2,205,289	22,604,212
Nordson Corp.	5,154	1,195,470
Northrop Grumman Corp.	1,716	1,001,200
Spirax Group PLC - ADR	92,228	4,325,493
Toro Co.	8,631	644,995
Werner Enterprises, Inc.	607,933	15,927,845
		66,525,544
Information Technology - 4.4%
Informatica, Inc.(a)	751,289	18,684,557
Materials - 2.1%
AptarGroup, Inc.	75,673	8,778,825

	Shares	Value
Utilities - 17.5%
American Water Works Co., Inc.	15,693	$2,015,452
Avista Corp.	111,368	4,237,552
California Water Service Group	542,032	24,055,380
Consolidated Edison, Inc.	21,396	2,084,184
Essential Utilities, Inc.	26,386	1,029,846
H2O America	336,863	15,579,914
Pennon Group PLC - ADR	582,117	7,913,881
Portland General Electric Co.	121,969	5,571,544
Severn Trent PLC - ADR	32,040	1,189,933
United Utilities Group PLC - ADR	300,462	9,482,581
		73,160,267
TOTAL COMMON STOCKS (Cost $367,567,301)		362,648,883
PREFERRED STOCKS - 4.0%
Financials - 4.0%
Charles Schwab Corp.
Series D, 5.95%, Perpetual	446,379	11,208,577
Series J, 4.45%, Perpetual	233,658	4,661,477
M&T Bank Corp., Series J, 7.50%, Perpetual	39,797	1,058,600
TOTAL PREFERRED STOCKS (Cost $16,096,223)		16,928,654
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
Real Estate - 0.8%
Alexandria Real Estate Equities, Inc.	35,555	2,070,012
Healthpeak Properties, Inc.	64,719	1,161,706
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,140,855)		3,231,718
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.1%
First American Government Obligations Fund - Class X, 4.03%(b)	33,706,355	33,706,355
TOTAL MONEY MARKET FUNDS (Cost $33,706,355)		33,706,355
TOTAL INVESTMENTS - 99.5% (Cost $421,510,734)		$416,515,610
Other Assets in Excess of Liabilities - 0.5%		1,976,817
TOTAL NET ASSETS - 100.0%		$418,492,427

The accompanying notes are an integral part of these financial statements.

1

Nuance Mid Cap Value Fund
Schedule of Investments
October 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Nuance Mid Cap Value Fund
Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$416,515,610
Receivable for investments sold	3,696,404
Dividend tax reclaims receivable	2,227,070
Dividends receivable	449,617
Receivable for fund shares sold	443,083
Prepaid expenses and other assets	24,408
Total assets	423,356,192
LIABILITIES:
Payable for investments purchased	4,157,163
Payable for capital shares redeemed	378,064
Payable to adviser	274,356
Payable for distribution and shareholder servicing fees	14,851
Payable for fund administration and accounting fees	12,154
Payable for expenses and other liabilities	27,177
Total liabilities	4,863,765
NET ASSETS	$418,492,427
Net Assets Consists of:
Paid-in capital	$440,196,674
Total accumulated losses	(21,704,247)
Total net assets	$418,492,427
Institutional Class
Net assets	$324,857,666
Shares issued and outstanding(a)	27,019,716
Net asset value per share	$12.02
Investor Class
Net assets	$19,922,438
Shares issued and outstanding(a)	1,651,809
Net asset value per share	$12.06
Max offering price per share (Net asset value per share dividend by 0.95)(1)	$12.69
Z Class
Net assets	$73,712,323
Shares issued and outstanding(a)	6,083,859
Net asset value per share	$12.12
COST:
Investments, at cost	$421,510,734

(a)	Unlimited shares authorized without par value.
(1)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

3

Nuance Mid Cap Value Fund
Statement of Operations
For the Period Ended October 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$5,619,347
Less: Dividend withholding taxes	(32,515)
Less: Issuance fees	(167,192)
Total investment income	5,419,640
EXPENSES:
Investment advisory fee (See Note 4)	1,841,192
Shareholder service costs - Institutional Class (See Note 5)	141,598
Shareholder service costs - Investor Class (See Note 5)	16,239
Fund administration and accounting fees	141,754
Federal and state registration fees	41,075
Reports to shareholders	34,083
Distribution expenses - Investor Class (See Note 5)	27,065
Trustees’ fees	12,702
Audit fees	10,967
Legal fees	5,979
Other expenses and fees	8,909
Total expenses	2,281,563
Fee recoupment (See Note 4)	9,216
Expense reimbursement by Adviser (See Note 4)	(42,899)
Net expenses	2,247,880
NET INVESTMENT INCOME	3,171,760
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	20,465,240
Net realized gain (loss)	20,465,240
Net change in unrealized appreciation (depreciation) on:
Investments	11,442,337
Net change in unrealized appreciation (depreciation)	11,442,337
Net realized and unrealized gain (loss)	31,907,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,079,337

The accompanying notes are an integral part of these financial statements.

4

Nuance Mid Cap Value Fund
Statements of Changes in Net Assets

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
OPERATIONS:
Net investment income (loss)	$3,171,760	$33,355,905
Net realized gain (loss)	20,465,240	110,430,535
Net change in unrealized appreciation (depreciation)	11,442,337	(37,488,874)
Net increase (decrease) in net assets from operations	35,079,337	106,297,566
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(2,159,594)	(104,921,061)
From earnings - Investor Class	(95,162)	(2,533,020)
From earnings - Z Class	(600,597)	(15,765,588)
Total distributions to shareholders	(2,855,353)	(123,219,669)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	21,104,936	208,698,445
Shares issued in reinvestment of distributions - Institutional Class	1,768,115	96,554,091
Shares redeemed - Institutional Class	(107,093,433)	(1,975,479,893)
Shares sold - Investor Class	1,101,331	6,976,353
Shares issued in reinvestment of distributions - Investor Class	93,552	2,498,789
Shares redeemed - Investor Class	(4,107,742)	(23,635,606)
Shares sold - Z Class	2,614,486	11,906,009
Shares issued in reinvestment of distributions - Z Class	426,025	12,017,033
Shares redeemed - Z Class	(69,925,423)	(171,804,609)
Net increase (decrease) in net assets from capital transactions	(154,018,153)	(1,832,269,388)
NET INCREASE (DECREASE) IN NET ASSETS	(121,794,169)	(1,849,191,491)
NET ASSETS:
Beginning of the period	540,286,596	2,389,478,087
End of the period	$418,492,427	$540,286,596
SHARES TRANSACTIONS
Shares sold - Institutional Class	1,751,190	16,506,554
Shares issued in reinvestment of distributions - Institutional Class	146,998	7,912,356
Shares redeemed - Institutional Class	(8,908,645)	(157,880,160)
Shares sold - Investor Class	91,191	544,838
Shares issued in reinvestment of distributions - Investor Class	7,751	205,429
Shares redeemed - Investor Class	(340,297)	(1,876,234)
Shares sold - Z Class	216,337	952,323
Shares issued in reinvestment of distributions - Z Class	35,175	981,907
Shares redeemed - Z Class	(5,715,554)	(13,399,294)
Total increase (decrease) in shares outstanding	(12,715,854)	(146,052,281)

The accompanying notes are an integral part of these financial statements.

5

Nuance Mid Cap Value Fund
Financial Highlights
Institutional Class

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.36	$12.34	$12.71	$13.39	$15.36	$11.81
INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.42	0.23	0.22	0.16	0.10
Net realized and unrealized gain (loss) on investments(b)	0.65	(0.25)	(0.39)	0.35	(0.40)	3.55
Total from investment operations	0.73	0.17	(0.16)	0.57	0.24	3.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.46)	(0.21)	(0.19)	(0.14)	(0.10)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(0.07)	(1.15)	(0.21)	(1.25)	(1.73)	(0.10)
Net asset value, end of period	$12.02	$11.36	$12.34	$12.71	$13.39	$15.36
TOTAL RETURN(c)	6.46%	1.01%	−1.15%	4.82%	−1.71%	31.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$324,858	$386,581	$2,066,478	$2,702,381	$3,033,800	$3,284,387
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.93%	0.92%	0.90%	0.89%	0.88%	0.91%
After expense reimbursement/ recoupment(d)	0.94%	0.92%	0.90%	0.89%	0.88%	0.92%
Ratio of net investment income (loss) to average net assets(d)	1.26%	2.17%	1.84%	1.72%	1.08%	0.79%
Portfolio turnover rate(c)	54%	74%	78%	62%	61%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

Nuance Mid Cap Value Fund
Financial Highlights
Investor Class

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.39	$12.36	$12.73	$13.40	$15.36	$11.81
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.33	0.25	0.19	0.13	0.07
Net realized and unrealized gain (loss) on investments(b)	0.66	(0.19)	(0.44)	0.35	(0.42)	3.55
Total from investment operations	0.72	0.14	(0.19)	0.54	(0.29)	3.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.42)	(0.18)	(0.15)	(0.08)	(0.07)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(0.05)	(1.11)	(0.18)	(1.21)	(1.67)	(0.07)
Net asset value, end of period	$12.06	$11.39	$12.36	$12.73	$13.40	$15.36
TOTAL RETURN(c)	6.36%	0.76%	−1.41%	4.51%	−2.07%	30.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,922	$21,566	$37,319	$68,341	$78,100	$117,072
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.26%	1.25%	1.23%	1.22%	1.22%	1.23%
After expense reimbursement/ recoupment(d)	1.19%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets(d)	1.00%	1.90%	1.56%	1.43%	0.78%	0.53%
Portfolio turnover rate(c)	54%	74%	78%	62%	61%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

Nuance Mid Cap Value Fund
Financial Highlights
Z Class

	Period Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.44	$12.41	$12.77	$13.45	$15.42	$11.84
INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.40	0.25	0.24	0.17	0.12
Net realized and unrealized gain (loss) on investments(b)	0.67	(0.21)	(0.39)	0.34	(0.40)	3.57
Total from investment operations	0.76	0.19	(0.14)	0.58	(0.23)	3.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.47)	(0.22)	(0.20)	(0.15)	(0.11)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)	—
Total distributions	(0.08)	(1.16)	(0.22)	(1.26)	(1.74)	(0.11)
Net asset value, end of period	$12.12	$11.44	$12.41	$12.77	$13.45	$15.42
TOTAL RETURN(c)	6.55%	1.17%	−1.01%	4.87%	−1.62%	31.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,712	$132,139	$285,680	$362,396	$395,300	$409,547
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.85%	0.85%	0.83%	0.82%	0.82%	0.83%
After expense reimbursement/ recoupment(d)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets(d)	1.48%	2.30%	1.96%	1.83%	1.19%	0.93%
Portfolio turnover rate(c)	54%	74%	78%	62%	61%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on December 31, 2013. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.
The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio

9

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2025 (Unaudited)(Continued)
of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer and Chief Investment Officer at the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

10

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2025 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$362,648,883	$—	$—	$362,648,883
Preferred Stocks	16,928,654	—	—	16,928,654
Real Estate Investment Trusts - Common	3,231,718	—	—	3,231,718
Short-Term Investment	33,706,355	—	—	33,706,355
Total Investments in Securities	$416,515,610	$—	$—	$416,515,610

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses
(excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20%, 0.80% and 0.95% of its average daily net assets of the Fund’s Investor Class, Z Class, and Institutional Class, respectively. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the period ended October 31, 2025, the Adviser recouped $9,216 in previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2025 – April 2026	$84,256
May 2026 – April 2027	$171,439
May 2027 – April 2028	$209,550
May 2028 – October 2028	$42,899

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s

11

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2025 (Unaudited)(Continued)
expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2025, are disclosed in the Statement of Operations as fund services fees.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2025, the Investor Class incurred expenses of $27,065 pursuant to the Plan.
The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2025, the Investor and Institutional Class incurred $16,239 and $141,598, respectively, of shareholder servicing fees under the Agreement.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2025, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$235,396,150	$377,231,333

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2025, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Depreciation	Federal Income Tax Cost
$34,824,925	$(82,704,224)	$(47,879,299)	$585,641,563

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2025, components of distributed earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Depreciation	Total Accumulated Loss
$ —	$ —	$(6,048,932)	$(47,879,299)	$(53,928,231)

As of April 30, 2025, the Fund’s most recent fiscal year end, the Fund had no capital loss carryovers. For the year ended April 30, 2025 the Fund utilized $36,716,998 in capital loss carryforwards. A regulated investment company may

12

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2025 (Unaudited)(Continued)
elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. At April 30, 2025, the Fund deferred, on a tax basis, post-October losses of $5,993,116. For the taxable year ended April 30, 2025, the Fund does not plan to defer any qualified later year losses.
The tax character of distributions paid during the period ended October 31, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$2,855,353	$ —	$2,855,353

The tax character of distributions paid during the year ended April 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$58,395,752	$64,823,917	$123,219,669

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings of the Fund related to net capital gain to zero for the tax year ended April 30, 2025.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2025, Morgan Stanley Smith Barney, LLC, for the benefit of their customers, owned 33.21% of the Fund, respectively.
9. SUBSEQUENT EVENTS
On December 17, 2025, Mid Cap Value Fund paid a distribution in the amount of $0.23240984, for a total of $2,618,802.

13

Nuance Mid Cap Value Fund
ADDITIONAL INFORMATION (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	January 6, 2026

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	January 6, 2026

* Print the name and title of each signing officer under his or her signature.